T. ROWE PRICE Short-Term Bond Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  19.2%
Car Loan  5.2%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 739 742
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 1,947 1,976
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 181 184
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 199 202
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,344 1,352
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 1,474 1,483
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  1,903 1,893
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,902
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,516
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 5,533 5,576
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 3,926
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 2,065 2,078
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 1,455 1,469
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.452%, 12/26/31 (1) 2,077 2,083

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,176
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,600
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,345
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,672
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  400 415
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  1,525 1,548
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  1,640 1,666
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  6,990 7,149
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 229 225
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 12,686
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 4,955 5,033
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 6,967 7,018
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 1,235 1,257
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,150
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  12,400 12,474

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 497
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  2,440 2,486
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,501
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,679
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 2,985 3,009
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 5,293 5,359
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,375 3,433
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 5,721 5,811
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 6,447 6,497
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 625 631
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 980 989
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 3,325 3,347
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 390 391
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 929 941
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 2,024 2,048

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 3,275 3,340
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 2,130 2,154
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 2,575 2,606
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 1,440 1,446
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 1,945 1,951
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 1,856 1,830
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 10,801 10,688
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  14,955 14,742
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 15,050 14,836
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  7,239 7,139
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 9,700 9,623
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 6,630 6,738
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 2,164 2,174
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 2,000 2,012
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 655 669

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 855 868
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 7,680 7,766
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 4,147
246,144
Other Asset-Backed Securities  12.8%
Alinea
Series 2018-1A, Class AR, CLO, FRN
3M TSFR + 0.90%, 5.203%, 7/20/31 (1) 3,060 3,058
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.453%, 7/20/31 (1) 600 600
AMSR Trust
Series 2020-SFR3, Class B
1.806%, 9/17/37 (1) 6,507 6,414
AMSR Trust
Series 2020-SFR4, Class A
1.355%, 11/17/37 (1) 144 142
Amur Equipment Finance Receivables X
Series 2022-1A, Class E
5.02%, 12/20/28 (1) 4,900 4,890
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 1,515 1,543
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 12,112 11,623
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 4,509 4,559
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 2,955 3,017
Barings
Series 2018-4A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.102%, 10/15/30 (1) 9,285 9,311
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.519%, 5/17/31 (1) 5,600 5,600
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.869%, 5/17/31 (1) 6,065 6,065

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 5.284%, 1/17/33 (1) 18,685 18,685
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.204%, 1/17/33 (1) 4,035 4,035
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 5,691 5,709
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 1,330 1,344
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.523%, 11/15/30 (1) 7,104 7,115
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,787 1,756
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 5.293%, 10/21/31 (1) 9,355 9,372
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.593%, 10/21/31 (1) 3,685 3,672
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 616 616
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 990 987
Clover
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4/18/35 (1)(2) 9,730 9,730
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 9,325 9,038
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 820 838
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 1,185 1,211
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 635 637

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 1,470 1,478
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 4,710 4,783
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 1,720 1,729
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 468
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 4,293 4,270
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 2,894 2,843
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 5.664%, 7/17/34 (1) 9,145 9,145
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 1,199 1,174
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 1,429 1,471
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 1,940 1,995
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37 (1) 6,850 6,744
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 7,535 7,388
Fortress Credit Bsl VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.38%, 7/23/32 (1) 2,650 2,656
Fortress Credit Bsl VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.69%, 7/23/32 (1) 5,430 5,452
Fortress Credit Bsl VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.94%, 7/23/32 (1) 6,935 6,950

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 5.343%, 10/20/32 (1) 7,902 7,916
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.693%, 10/20/32 (1) 13,575 13,614
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.693%, 10/18/33 (1) 11,805 11,839
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 1,175 1,219
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 6,061 6,018
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 3,016 3,003
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 7,992 7,641
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 3,384 3,095
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 332 325
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 683 669
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 501 487
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 958 940
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 5,124 5,235
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 956 987
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 6,910 6,943

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 4,315 4,347
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 1,440 1,461
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,042 3,118
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 8,335 8,411
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,025 1,039
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 2,535 2,580
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 6,295 6,054
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 126 122
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.44%, 11/21/30 (1) 7,475 7,489
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 5.532%, 7/27/31 (1) 6,861 6,875
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.112%, 7/27/31 (1) 7,810 7,825
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.343%, 10/20/29 (1) 5,240 5,244
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.093%, 10/18/30 (1) 12,700 12,724
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.592%, 10/15/32 (1) 13,845 13,864
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 6.455%, 4/20/32 (1) 745 747

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 5.579%, 7/16/31 (1) 2,020 2,024
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 12,721 12,737
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.33%, 7/23/32 (1) 8,119 8,135
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.523%, 4/20/33 (1) 3,636 3,641
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 1,430 1,380
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 550 536
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 317 298
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 5,567 5,596
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 958 989
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 546 561
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 5.545%, 1/20/32 (1) 12,944 12,967
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.443%, 10/20/30 (1) 5,756 5,764
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 2/14/31 (1)(2) 11,495 11,495
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 2/14/31 (1)(2) 4,655 4,655
Octagon Investment Partners XXI
Series 2014-1A, Class BR4, CLO, FRN
3M TSFR + 1.35%, 2/14/31 (1)(2) 4,500 4,500

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 206 205
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 5,025 5,027
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 176 177
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 2,695 2,727
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,570 1,607
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 531
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 1,995 2,001
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,650 1,664
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.487%, 7/30/31 (1) 3,661 3,661
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.443%, 1/20/31 (1) 6,230 6,243
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 564 568
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 1,548 1,488
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 7,820 7,544
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 14,753 14,791
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.95%, 7/25/31 (1) 13,080 13,114

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SCF Equipment Leasing
Series 2021-1A, Class E
3.56%, 8/20/32 (1) 1,675 1,670
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 3,620 3,627
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 3,520 3,571
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 7,335 7,615
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 533 530
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.943%, 1/20/32 (1) 1,360 1,358
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 5.216%, 1/15/34 (1) 2,797 2,797
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 5.635%, 4/20/33 (1) 3,580 3,585
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.493%, 10/20/30 (1) 5,671 5,680
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.502%, 7/15/30 (1) 1,301 1,303
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 5.362%, 4/15/31 (1) 2,181 2,185
THL Credit Wind River
Series 2019-3A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 5.852%, 4/15/31 (1) 6,280 6,286
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.302%, 4/15/31 (1) 2,725 2,731
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.543%, 7/20/31 (1) 12,948 12,973
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $7,866 (3)(4) 7,866 7,866

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 3,403 3,400
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 6,225 6,279
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 5,816 5,827
Trinitas IX
Series 2018-9A, Class BRRR, CLO, FRN
3M TSFR + 1.70%, 5.993%, 1/20/32 (1) 2,515 2,519
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.63%, 1/25/34 (1) 11,805 11,824
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 1/25/35 (1)(2) 11,690 11,690
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 3,724 3,791
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 1,459 1,481
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.102%, 10/15/31 (1) 10,460 10,486
Wellfleet
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 5.373%, 10/20/31 (1) 5,228 5,230
604,874
Student Loan  1.0%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 2,633 2,528
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 1,123 1,112
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 2,411 2,349
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 3,723 3,587
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 1,473 1,393

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 10,045 9,561
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,557 1,465
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,703 1,584
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 1,036 960
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 860 806
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.198%, 3/22/32  1,678 1,639
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 5.174%, 3/26/68 (1) 1,100 1,096
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 6,220 5,757
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 2,116 1,982
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 24 24
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 5.146%, 1/15/37 (1) 2,951 2,945
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,131 1,062
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 4,165 3,901
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 5,679 5,270
49,021

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Whole Business  0.2%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 7,010 7,129
7,129
Total Asset-Backed Securities
(Cost $902,348) 907,168
CORPORATE BONDS  39.9%
FINANCIAL INSTITUTIONS  12.0%
Banking  7.3%
American Express, VR, 5.043%, 7/26/28 (5)(6) 4,305 4,348
American Express, VR, 5.098%, 2/16/28 (5) 2,625 2,653
American Express, VR, 5.532%, 4/25/30 (5) 5,175 5,337
Banco Santander, VR, 5.552%, 3/14/28 (5) 4,000 4,050
Bank of America, VR, 1.734%, 7/22/27 (5) 5,125 4,928
Bank of America, VR, 3.384%, 4/2/26 (5) 7,560 7,554
Bank of America, VR, 5.08%, 1/20/27 (5) 3,965 3,981
Bank of Montreal, 3.70%, 6/7/25  10,110 10,072
Bank of New York Mellon, VR, 4.414%, 7/24/26 (5) 6,645 6,645
Bank of New York Mellon, VR, 4.947%, 4/26/27 (5) 6,805 6,847
Bank of New York Mellon, VR, 5.148%, 5/22/26 (5) 4,875 4,885
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 4,965 4,984
Barclays, VR, 5.086%, 2/25/29 (5) 6,705 6,749
Barclays, VR, 5.304%, 8/9/26 (5) 4,510 4,522
Barclays, VR, 7.325%, 11/2/26 (5) 4,915 4,997
BPCE, 4.50%, 3/15/25 (1) 9,765 9,753
CaixaBank, VR, 6.684%, 9/13/27 (1)(5) 6,125 6,308
Capital One Financial, VR, 2.636%, 3/3/26 (5) 7,645 7,644
Capital One Financial, VR, 4.985%, 7/24/26 (5) 5,995 6,004
Capital One Financial, VR, 6.312%, 6/8/29 (5) 3,000 3,123
Capital One Financial, VR, 7.149%, 10/29/27 (5) 2,860 2,965
Citigroup, 4.40%, 6/10/25  4,390 4,378
Citigroup, VR, 3.106%, 4/8/26 (5) 4,035 4,030
Citigroup, VR, 5.174%, 2/13/30 (5) 4,635 4,689
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,699
Credit Agricole, VR, 5.23%, 1/9/29 (1)(5) 6,930 7,007
Danske Bank, VR, 4.613%, 10/2/30 (1)(5) 4,555 4,493
Danske Bank, VR, 5.427%, 3/1/28 (1)(5)(6) 4,760 4,825
Danske Bank, VR, 6.259%, 9/22/26 (1)(5) 3,080 3,107
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,416
Goldman Sachs Group, VR, 4.482%, 8/23/28 (5) 4,835 4,810

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HSBC Holdings, VR, 1.645%, 4/18/26 (5) 14,195 14,112
HSBC Holdings, VR, 4.899%, 3/3/29 (5) 6,005 5,997
HSBC Holdings, VR, 5.13%, 11/19/28 (5) 6,740 6,790
HSBC Holdings, VR, 5.597%, 5/17/28 (5)(6) 6,410 6,517
JPMorgan Chase, FRN, SOFR + 0.885%, 5.258%, 4/22/27  5,480 5,507
JPMorgan Chase, VR, 2.083%, 4/22/26 (5) 13,190 13,142
JPMorgan Chase, VR, 4.08%, 4/26/26 (5) 7,690 7,687
JPMorgan Chase, VR, 4.979%, 7/22/28 (5) 4,820 4,853
JPMorgan Chase, VR, 5.04%, 1/23/28 (5) 4,620 4,651
Lloyds Banking Group, VR, 5.462%, 1/5/28 (5) 4,660 4,718
Morgan Stanley, VR, 6.138%, 10/16/26 (5) 6,730 6,790
Morgan Stanley Bank, 4.754%, 4/21/26  5,725 5,747
NatWest Markets, 3.479%, 3/22/25 (1) 3,600 3,591
Northern Trust, 3.95%, 10/30/25  4,035 4,021
PNC Financial Services Group, VR, 4.758%, 1/26/27 (5) 7,035 7,044
PNC Financial Services Group, VR, 5.812%, 6/12/26 (5) 2,525 2,533
Santander Holdings USA, VR, 2.49%, 1/6/28 (5) 5,540 5,294
Santander Holdings USA, VR, 6.124%, 5/31/27 (5)(6) 980 995
Societe Generale, VR, 5.519%, 1/19/28 (1)(5) 6,811 6,877
Standard Chartered, 4.30%, 2/19/27 (1) 2,937 2,907
Standard Chartered, VR, 5.688%, 5/14/28 (1)(5) 4,780 4,852
State Street, VR, 5.104%, 5/18/26 (5) 4,620 4,629
U.S. Bancorp, VR, 4.548%, 7/22/28 (5) 7,145 7,128
U.S. Bancorp, VR, 5.727%, 10/21/26 (5) 4,020 4,046
UBS Group, VR, 1.494%, 8/10/27 (1)(5) 3,200 3,061
UBS Group, VR, 4.488%, 5/12/26 (1)(5) 2,465 2,467
UBS Group, VR, 6.327%, 12/22/27 (1)(5) 6,100 6,266
Wells Fargo, VR, 2.188%, 4/30/26 (5) 5,935 5,906
Wells Fargo, VR, 3.908%, 4/25/26 (5) 7,870 7,864
Wells Fargo, VR, 4.54%, 8/15/26 (5) 7,470 7,460
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (5) 8,725 8,762
348,017
Brokerage Asset Managers Exchanges  0.5%
Charles Schwab, 2.45%, 3/3/27  11,128 10,710
Charles Schwab, 3.20%, 3/2/27 (6) 3,330 3,262
LPL Holdings, 5.70%, 5/20/27  6,964 7,102
LPL Holdings, 6.75%, 11/17/28  2,275 2,406
Nasdaq, 5.65%, 6/28/25  924 925
24,405
Finance Companies  1.0%
AerCap Ireland Capital, 6.10%, 1/15/27  2,160 2,213
AerCap Ireland Capital, 6.45%, 4/15/27  11,189 11,550
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 8,968
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 4,810 4,921

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,286
GATX, 3.25%, 3/30/25  6,715 6,706
GATX, 3.25%, 9/15/26  3,544 3,471
GATX, 3.85%, 3/30/27  1,932 1,897
GATX, 5.40%, 3/15/27  4,745 4,807
46,819
Insurance  3.1%
Athene Global Funding, 4.86%, 8/27/26 (1)(6) 5,285 5,296
Athene Global Funding, 5.349%, 7/9/27 (1) 5,190 5,251
Athene Global Funding, 5.684%, 2/23/26 (1) 6,780 6,856
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,680 1,616
Centene, 4.625%, 12/15/29  20,000 19,200
CNO Global Funding, 1.75%, 10/7/26 (1) 10,627 10,140
Corebridge Financial, 3.50%, 4/4/25  5,855 5,847
Corebridge Global Funding, 4.65%, 8/20/27 (1) 2,475 2,480
Corebridge Global Funding, 5.20%, 1/12/29 (1) 2,300 2,339
Elevance Health, 5.35%, 10/15/25  2,325 2,334
Equitable Financial Life Global Funding, 1.00%, 1/9/26 (1) 490 476
Equitable Financial Life Global Funding, 1.70%, 11/12/26 (1) 2,095 2,000
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1)(6) 3,500 3,527
GA Global Funding Trust, 5.40%, 1/13/30 (1)(6) 6,415 6,560
Health Care Service A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 11,597
Health Care Service A Mutual Legal Reserve, 5.20%, 6/15/29 (1) 3,540 3,603
Highmark, 1.45%, 5/10/26 (1) 295 283
Humana, 1.35%, 2/3/27 (6) 3,515 3,301
Humana, 4.50%, 4/1/25  4,125 4,123
Humana, 5.75%, 3/1/28  2,290 2,348
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 5,200 5,218
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 4,325 4,399
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 7,525 7,597
Marsh & McLennan, 4.55%, 11/8/27  8,560 8,564
Northwestern Mutual Global Funding, 4.35%, 9/15/27 (1) 5,950 5,934
Principal Life Global Funding II, 0.875%, 1/12/26 (1)(6) 5,795 5,648
Reinsurance Group of America, 3.95%, 9/15/26  5,184 5,137
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1)(6) 3,275 3,299
144,973
Real Estate Investment Trusts  0.1%
Kilroy Realty, 4.375%, 10/1/25  2,355 2,344
Realty Income, 5.05%, 1/13/26  1,780 1,785
4,129
Total Financial Institutions 568,343

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  25.0%
Basic Industry  1.4%
BHP Billiton Finance USA, 5.00%, 2/21/30  9,705 9,840
Celanese U.S. Holdings, 1.40%, 8/5/26  5,220 4,944
Celanese U.S. Holdings, 6.05%, 3/15/25  4,340 4,341
Celanese U.S. Holdings, 6.415%, 7/15/27  5,146 5,265
FMC, 3.45%, 10/1/29  4,977 4,577
LYB International Finance III, 1.25%, 10/1/25  5,631 5,513
Nucor, 3.95%, 5/23/25  3,585 3,577
Nutrien, 4.90%, 3/27/28  2,955 2,978
POSCO, 4.375%, 8/4/25  7,200 7,187
POSCO, 5.625%, 1/17/26 (1) 6,020 6,073
Sherwin-Williams, 4.25%, 8/8/25  2,980 2,973
Sherwin-Williams, 4.55%, 3/1/28  5,375 5,389
WRKCo, 3.75%, 3/15/25  2,720 2,718
65,375
Capital Goods  1.9%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,346
Amphenol, 2.05%, 3/1/25  6,720 6,720
Amphenol, 4.75%, 3/30/26  9,211 9,218
Amphenol, 5.05%, 4/5/27  2,475 2,502
BAE Systems, 5.00%, 3/26/27 (1) 5,475 5,521
Boeing, 2.196%, 2/4/26  3,925 3,831
Boeing, 3.20%, 3/1/29  4,995 4,658
Boeing, 6.259%, 5/1/27  9,763 10,040
Fortive, 3.15%, 6/15/26  6,418 6,278
Huntington Ingalls Industries, 5.353%, 1/15/30  1,835 1,855
Mohawk Industries, 5.85%, 9/18/28  2,853 2,959
Otis Worldwide, 2.056%, 4/5/25  7,965 7,944
Owens Corning, 3.40%, 8/15/26  3,093 3,040
Owens Corning, 5.50%, 6/15/27  4,210 4,289
Regal Rexnord, 6.05%, 2/15/26  13,934 14,038
Republic Services, 0.875%, 11/15/25  1,566 1,524
89,763
Communications  3.7%
American Tower, 1.60%, 4/15/26  11,099 10,733
American Tower, 2.40%, 3/15/25  4,733 4,729
American Tower, 3.55%, 7/15/27  4,480 4,370
AT&T, 4.10%, 2/15/28 (6) 2,395 2,362
Charter Communications Operating, 4.908%, 7/23/25  6,322 6,316
Charter Communications Operating, 6.15%, 11/10/26  2,995 3,056
Cox Communications, 3.35%, 9/15/26 (1) 2,070 2,027
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,498

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Crown Castle, 1.05%, 7/15/26  9,140 8,684
Crown Castle, 2.90%, 3/15/27  7,465 7,212
Crown Castle, 4.30%, 2/15/29  945 927
Crown Castle, 4.45%, 2/15/26  4,475 4,467
Crown Castle, 4.80%, 9/1/28  4,700 4,702
Crown Castle, 5.00%, 1/11/28 (6) 3,330 3,356
Crown Castle, 5.60%, 6/1/29  3,540 3,643
Crown Castle Towers, 4.241%, 7/15/28 (1) 2,075 2,020
KT, 4.00%, 8/8/25 (1) 8,770 8,743
KT, 4.125%, 2/2/28 (1)(6) 5,350 5,290
NTT Finance, 4.239%, 7/25/25 (1)(6) 1,630 1,628
Omnicom Group, 3.60%, 4/15/26  2,060 2,038
Rogers Communications, 2.95%, 3/15/25  10,585 10,575
Rogers Communications, 3.20%, 3/15/27  9,100 8,853
Rogers Communications, 5.00%, 2/15/29  7,010 7,051
SBA Tower Trust, 1.631%, 11/15/26 (1)(6) 5,077 4,784
SBA Tower Trust, 1.884%, 1/15/26 (1) 3,232 3,149
SBA Tower Trust, 4.831%, 10/15/29 (1) 13,380 13,315
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,792
T-Mobile USA, 2.625%, 4/15/26  2,755 2,700
T-Mobile USA, 3.50%, 4/15/25  7,685 7,672
Take-Two Interactive Software, 3.55%, 4/14/25  3,135 3,130
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 6,048
Take-Two Interactive Software, 5.00%, 3/28/26  9,055 9,096
172,966
Consumer Cyclical  5.5%
Advance Auto Parts, 5.90%, 3/9/26  5,550 5,573
Aptiv Swiss Holdings, 4.65%, 9/13/29  3,300 3,253
BMW U.S. Capital, 4.60%, 8/13/27 (1)(6) 11,810 11,822
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 2,215 2,227
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 4,210 4,263
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 2,165 2,173
Darden Restaurants, 4.35%, 10/15/27  6,645 6,592
Dollar General, 3.875%, 4/15/27 (6) 2,255 2,216
Dollar General, 4.125%, 5/1/28  7,688 7,548
Dollar General, 4.625%, 11/1/27  6,000 5,993
Dollar General, 5.20%, 7/5/28 (6) 4,099 4,151
Ford Motor Credit, 5.125%, 6/16/25  7,190 7,181
Ford Motor Credit, 5.125%, 11/5/26  4,650 4,636
Ford Motor Credit, 5.80%, 3/5/27  5,830 5,872
General Motors Financial, 5.05%, 4/4/28  9,395 9,411
General Motors Financial, 5.35%, 7/15/27  6,995 7,071
General Motors Financial, 5.40%, 4/6/26  3,685 3,707

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
General Motors Financial, 5.40%, 5/8/27  2,895 2,925
Hyundai Capital America, 5.00%, 1/7/28 (1) 5,565 5,602
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,463
Hyundai Capital America, 5.50%, 3/30/26 (1) 3,270 3,300
Hyundai Capital America, 5.60%, 3/30/28 (1)(6) 4,300 4,394
Hyundai Capital America, 6.25%, 11/3/25 (1) 3,100 3,130
Hyundai Capital Services, 2.125%, 4/24/25 (1) 2,800 2,789
Lowe's, 3.35%, 4/1/27  2,275 2,221
Lowe's, 4.80%, 4/1/26  4,745 4,760
Marriott International, 3.75%, 3/15/25  1,345 1,345
Marriott International, 5.45%, 9/15/26  2,225 2,251
Marriott International, Series EE, 5.75%, 5/1/25  1,381 1,382
Marriott International, Series R, 3.125%, 6/15/26  9,676 9,497
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 5,025 5,041
Mercedes-Benz Finance North America, 4.80%, 1/11/27 (1) 14,430 14,501
O'Reilly Automotive, 5.75%, 11/20/26  13,817 14,070
Ross Stores, 0.875%, 4/15/26 (6) 9,068 8,708
Ross Stores, 4.60%, 4/15/25  15,624 15,623
Starbucks, 4.00%, 11/15/28  1,873 1,839
Starbucks, 4.75%, 2/15/26  5,815 5,832
Uber Technologies, 4.50%, 8/15/29 (1) 10,995 10,798
VF, 2.40%, 4/23/25  10,443 10,421
VF, 2.80%, 4/23/27  5,330 5,046
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1) 5,185 5,174
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 8,305 8,286
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1)(6) 6,435 6,516
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1) 4,550 4,582
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 4,520 4,600
260,785
Consumer Non-Cyclical  5.5%
AbbVie, 2.95%, 11/21/26  14,705 14,357
Altria Group, 2.625%, 9/16/26  5,137 4,995
BAT International Finance, 1.668%, 3/25/26  7,140 6,921
BAT International Finance, 4.448%, 3/16/28  13,155 13,057
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 10,105
Cencora, 4.625%, 12/15/27  3,970 3,984
Cencora, 4.85%, 12/15/29  2,125 2,138
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 1,031
CSL Finance, 3.85%, 4/27/27 (1)(6) 2,575 2,536
CVS Health, 1.30%, 8/21/27  13,114 12,071
CVS Health, 2.875%, 6/1/26  4,883 4,780
CVS Health, 3.00%, 8/15/26  2,945 2,879
CVS Health, 4.30%, 3/25/28  4,105 4,034

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CVS Health, 5.00%, 2/20/26  13,414 13,432
HCA, 3.125%, 3/15/27 (6) 7,560 7,351
HCA, 5.625%, 9/1/28  9,032 9,248
HCA, 5.875%, 2/15/26  5,890 5,911
Heineken, 3.50%, 1/29/28 (1) 24,087 23,454
Icon Investments Six, 5.809%, 5/8/27 (6) 8,885 9,059
Imperial Brands Finance, 4.25%, 7/21/25 (1) 1,013 1,009
IQVIA, 6.25%, 2/1/29  3,065 3,168
Kroger, 2.65%, 10/15/26 (6) 4,838 4,694
Kroger, 3.70%, 8/1/27  1,206 1,184
Mars, 4.55%, 4/20/28 (1)(6) 9,340 9,324
Mattel, 3.375%, 4/1/26 (1) 7,967 7,838
Mattel, 5.875%, 12/15/27 (1) 5,750 5,778
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,518
Pernod Ricard, 3.25%, 6/8/26 (1)(6) 8,525 8,402
Philip Morris International, 4.875%, 2/13/26  5,920 5,937
Solventum, 5.45%, 2/25/27  11,990 12,190
Stryker, 4.25%, 9/11/29  4,730 4,654
Stryker, 4.70%, 2/10/28  10,180 10,253
Utah Acquisition Sub, 3.95%, 6/15/26  6,750 6,661
Viatris, 2.30%, 6/22/27  5,092 4,797
Viterra Finance, 2.00%, 4/21/26 (1) 1,515 1,460
Viterra Finance, 4.90%, 4/21/27 (1) 7,230 7,209
Zoetis, 3.00%, 9/12/27  7,355 7,100
Zoetis, 5.40%, 11/14/25  6,720 6,758
261,277
Energy  3.4%
Canadian Natural Resources, 2.05%, 7/15/25  11,415 11,313
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 1,060 1,078
DCP Midstream Operating, 5.375%, 7/15/25  7,981 7,988
Diamondback Energy, 5.20%, 4/18/27  3,245 3,288
Enbridge, 5.90%, 11/15/26  2,765 2,824
Enbridge, 6.00%, 11/15/28  2,270 2,367
Energy Transfer, 2.90%, 5/15/25  1,860 1,852
Energy Transfer, 5.25%, 7/1/29  3,905 3,965
Energy Transfer, 6.05%, 12/1/26  10,455 10,683
EnLink Midstream Partners, 4.85%, 7/15/26  11,352 11,352
EQT, 3.125%, 5/15/26 (1) 1,885 1,847
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 3,066
HF Sinclair, 5.75%, 1/15/31  6,910 7,032
Occidental Petroleum, 5.00%, 8/1/27  3,920 3,944
Occidental Petroleum, 5.20%, 8/1/29  2,805 2,823
Occidental Petroleum, 5.875%, 9/1/25  5,931 5,946

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ONEOK, 4.25%, 9/24/27  9,355 9,247
ONEOK, 5.55%, 11/1/26  4,840 4,904
Ovintiv, 5.375%, 1/1/26 (6) 2,500 2,504
Ovintiv, 5.65%, 5/15/25  5,605 5,612
Pioneer Natural Resources, 5.10%, 3/29/26  6,135 6,180
Sabine Pass Liquefaction, 5.625%, 3/1/25  1,281 1,281
Sabine Pass Liquefaction, 5.875%, 6/30/26  11,660 11,781
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27 (1) 6,646 6,658
Tengizchevroil Finance International, 4.00%, 8/15/26  9,400 9,198
Valero Energy, 5.15%, 2/15/30  2,150 2,170
Williams, 4.80%, 11/15/29  4,020 4,015
Williams, 5.40%, 3/2/26  11,725 11,817
Woodside Finance, 3.70%, 9/15/26 (1) 2,682 2,644
159,379
Technology  2.3%
Atlassian, 5.25%, 5/15/29  2,605 2,650
CDW, 5.10%, 3/1/30  1,955 1,963
Fiserv, 5.15%, 3/15/27  5,895 5,950
Fortinet, 1.00%, 3/15/26  8,090 7,790
Foundry JV Holdco, 5.50%, 1/25/31 (1) 2,250 2,290
Foundry JV Holdco, 5.90%, 1/25/30 (1) 2,025 2,101
Intel, 3.15%, 5/11/27 (6) 2,223 2,150
Intel, 3.75%, 8/5/27 (6) 3,890 3,806
Intel, 4.00%, 8/5/29  4,290 4,131
Intel, 4.875%, 2/10/28  1,326 1,331
Marvell Technology, 1.65%, 4/15/26  3,000 2,902
Micron Technology, 4.185%, 2/15/27  1,110 1,102
Micron Technology, 5.375%, 4/15/28 (6) 6,955 7,075
Moody's, 3.75%, 3/24/25  6,475 6,471
NXP, 2.70%, 5/1/25  5,910 5,888
NXP, 3.15%, 5/1/27  490 475
NXP, 3.875%, 6/18/26  4,939 4,898
NXP, 4.40%, 6/1/27  1,040 1,036
NXP, 5.35%, 3/1/26  915 919
Oracle, 1.65%, 3/25/26  12,195 11,822
S&P Global, 2.45%, 3/1/27  14,680 14,124
Western Union, 1.35%, 3/15/26  16,695 16,114
Workday, 3.50%, 4/1/27  3,450 3,377
110,365
Transportation  1.3%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  2,275 2,247
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,425
Element Fleet Management, 5.643%, 3/13/27 (1) 4,310 4,384
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 8,918

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ERAC USA Finance, 5.00%, 2/15/29 (1) 3,460 3,508
FedEx, 3.25%, 4/1/26  10,997 10,861
HPHT Finance, 1.50%, 9/17/26  6,650 6,338
Penske Truck Leasing, 1.70%, 6/15/26 (1) 1,190 1,146
Penske Truck Leasing, 3.95%, 3/10/25 (1) 1,060 1,060
Penske Truck Leasing, 5.35%, 1/12/27 (1) 2,375 2,400
Penske Truck Leasing, 5.75%, 5/24/26 (1) 12,797 12,965
Sydney Airport Finance, 3.625%, 4/28/26 (1) 1,351 1,336
59,588
Total Industrial 1,179,498
UTILITY  2.9%
Electric  2.6%
AES, 1.375%, 1/15/26  9,631 9,334
AES, 3.30%, 7/15/25 (1) 5,425 5,383
American Electric Power, 5.20%, 1/15/29  8,040 8,154
Appalachian Power, Series X, 3.30%, 6/1/27  10,397 10,093
Constellation Energy Generation, 5.60%, 3/1/28  3,910 4,011
DTE Energy, 4.95%, 7/1/27 (6) 3,625 3,650
DTE Energy, 5.20%, 4/1/30  4,880 4,935
Duke Energy, 4.85%, 1/5/27  12,000 12,068
Enel Finance International, 1.625%, 7/12/26 (1) 9,605 9,226
Enel Finance International, 7.05%, 10/14/25 (1) 2,880 2,916
Exelon, 5.15%, 3/15/29  2,470 2,504
FirstEnergy, Series B, 3.90%, 7/15/27  4,905 4,808
FirstEnergy Transmission, 4.55%, 1/15/30 (6) 1,855 1,832
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,698
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,944
NextEra Energy Capital Holdings, 5.749%, 9/1/25  2,175 2,185
NextEra Energy Capital Holdings, 6.051%, 3/1/25  3,175 3,175
NRG Energy, 2.00%, 12/2/25 (1) 3,140 3,067
Pacific Gas & Electric, 3.15%, 1/1/26  3,350 3,300
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 8,159
Southern, 5.113%, 8/1/27  4,238 4,272
Vistra Operations, 5.05%, 12/30/26 (1) 2,490 2,500
Vistra Operations, 5.125%, 5/13/25 (1) 3,074 3,071
124,285
Natural Gas  0.3%
NiSource, 5.25%, 3/30/28  1,560 1,584
Sempra, 3.30%, 4/1/25  5,035 5,016
Sempra, 5.40%, 8/1/26  2,840 2,861

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Southern California Gas, 2.95%, 4/15/27  5,420 5,251
14,712
Total Utility 138,997
Total Corporate Bonds
(Cost $1,883,158) 1,886,838
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.4%
Government Sponsored  0.3%
EQUATE Petrochemical, 4.25%, 11/3/26  12,000 11,792
11,792
Owned No Guarantee  2.0%
Bharat Petroleum, 4.00%, 5/8/25  11,900 11,902
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,528
Korea Housing Finance, 4.625%, 2/24/28 (1) 12,080 12,154
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 11,607
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,420
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 8,290 8,314
NBN, 1.45%, 5/5/26 (1) 15,195 14,670
QNB Finance, 2.625%, 5/12/25  11,965 11,921
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,011
93,527
Sovereign  0.1%
Saudi Government International Bond, 5.125%, 1/13/28 (1) 5,320 5,382
5,382
Total Foreign Government Obligations & Municipalities
(Cost $111,380) 110,701
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.3%
Collateralized Mortgage Obligations  3.3%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 3,271 2,775
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1) 3,187 2,745
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM, 1.19%, 4/25/66 (1) 921 796
Angel Oak Mortgage Trust
Series 2024-9, Class A2, CMO, STEP, 5.341%, 9/25/69 (1) 4,396 4,377
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $5,886 (3)(4) 5,886 5,886

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM, 2.625%, 6/25/56 (1) 1,909 1,732
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 3,484 2,992
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1) 208 202
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM, 1.373%, 6/25/66 (1) 2,107 1,792
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP, 5.644%, 11/25/69 (1) 7,009 7,010
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP, 6.111%, 5/25/69 (1) 6,512 6,559
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP, 5.601%, 2/25/70 (1) 5,325 5,325
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
5.453%, 1/25/45 (1) 5,314 5,317
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP, 5.383%, 9/25/69 (1) 4,606 4,575
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,339 1,179
EFMT
Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1) 5,486 5,449
EFMT
Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1) 3,085 3,063
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP, 5.81%, 11/25/69 (1) 10,515 10,567
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 312 302
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM, 1.55%, 9/25/66 (1) 1,949 1,613
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
5.284%, 3/25/50 (1) 1,421 1,368
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM, 3.859%, 5/25/47 (1) 146 143
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 340 309
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM, 4.00%, 2/25/59 (1) 309 293
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM, 3.339%, 10/25/59 (1) 7,916 7,554
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM, 2.832%, 1/25/60 (1) 4,592 3,979
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 6.219%, 7/25/44 (1) 59 59

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM, 1.516%, 9/25/56 (1) 2,948 2,479
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP, 4.767%, 6/25/67 (1) 8,227 8,191
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM, 1M TSFR + 0.944%,
5.264%, 8/25/50 (1) 591 558
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM, 3.50%, 8/25/50 (1) 971 873
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM, 0.852%, 1/25/56 (1) 789 755
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM, 1.317%, 11/25/64 (1) 1,349 1,178
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM, 1M TSFR + 1.314%,
5.625%, 6/25/59 (1) 126 125
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM, 1M TSFR + 1.014%,
5.334%, 10/25/59 (1) 547 547
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM, 1M TSFR + 1.064%,
5.384%, 2/25/60 (1) 258 254
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 345 301
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM, 3.50%, 12/25/49 (1) 558 502
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.175%, 2/25/66 (1) 2,493 2,151
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP, 6.92%, 10/25/63 (1) 745 755
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP, 5.49%, 11/25/44 (1) 7,557 7,569
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO, STEP, 5.582%, 12/25/44 (1) 1,941 1,955
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM, 4.00%, 6/25/48 (1) 261 244
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 682 638
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 29 28
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 1,145 1,131
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM, 2.408%, 2/25/50 (1) 2,234 2,133
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM, 0.943%, 5/25/65 (1) 1,432 1,331

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM, 1.162%, 8/25/56 (1) 6,944 6,204
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM, SOFR30A + 1.65%,
6.002%, 1/25/34 (1) 1,502 1,510
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%,
7.302%, 6/25/42 (1) 4,644 4,762
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%,
6.202%, 11/25/43 (1) 1,870 1,895
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
5.302%, 1/25/45 (1) 1,993 1,994
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP, 2.733%, 5/25/65 (1) 717 689
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM, 1.052%, 1/25/66 (1) 1,316 1,164
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1) 778 687
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1) 1,779 1,570
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM, 1.057%, 10/25/63 (1) 402 381
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM, 0.918%, 2/25/64 (1) 1,911 1,758
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP, 4.91%, 6/25/67 (1) 4,172 4,149
Verus Securitization Trust
Series 2023-4, Class A2, CMO, STEP, 6.116%, 5/25/68 (1) 626 628
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP, 6.939%, 9/25/68 (1) 2,276 2,309
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP, 7.272%, 10/25/68 (1) 4,388 4,470
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP, 6.664%, 12/25/68 (1) 948 960
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM, 2.496%, 4/25/65 (1) 471 456
157,245
Commercial Mortgage-Backed Securities  3.9%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 5.576%,
4/15/34 (1) 2,610 2,506
BANK
Series 2019-BN19, Class A1, 2.263%, 8/15/61  279 259

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BANK
Series 2024-BNK47, Class A1, 5.523%, 6/15/57  1,064 1,082
BANK5
Series 2024-5YR11, Class AS, 6.139%, 11/15/57  3,815 3,972
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,230 2,332
BANK5
Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57  2,725 2,845
BANK5
Series 2024-5YR9, Class A1, 4.889%, 8/15/57  4,132 4,147
BBCMS Mortgage Trust
Series 2024-5C27, Class A1, 5.502%, 7/15/57  256 256
BCP Trust
Series 2021-330N, Class A, ARM, 1M TSFR + 0.913%, 5.225%,
6/15/38 (1) 4,285 3,984
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM, 6.201%, 11/15/57  3,235 3,370
Benchmark Mortgage Trust
Series 2024-V6, Class A1, 5.568%, 3/15/57  1,062 1,069
Benchmark Mortgage Trust
Series 2024-V8, Class A1, 5.514%, 7/15/57  2,648 2,689
BMO Mortgage Trust
Series 2024-C8, Class A1, 5.542%, 3/15/57  2,092 2,104
BPR Trust
Series 2021-TY, Class B, ARM, 1M TSFR + 1.264%, 5.576%,
9/15/38 (1) 6,525 6,484
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM, 1M TSFR + 2.014%, 6.326%,
8/15/38 (1) 4,912 3,586
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.954%,
12/15/39 (1) 3,950 3,950
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.953%,
5/15/41 (1) 5,032 5,042
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 6.153%,
5/15/41 (1) 4,944 4,944
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM, 1M TSFR + 1.793%, 6.105%,
1/15/42 (1) 2,275 2,274
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM, 1M TSFR + 2.392%, 6.704%,
1/15/42 (1) 5,925 5,918
BX Trust
Series 2021-VIEW, Class A, ARM, 1M TSFR + 1.394%, 5.706%,
6/15/36 (1) 3,785 3,778

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A, ARM, 1M TSFR + 1.367%, 5.679%,
12/15/37 (1) 5,640 5,640
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM, 3.92%, 2/10/47  3,295 3,201
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM, 4.511%, 8/10/47 (1) 1,146 1,092
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257%, 8/15/37 (1) 1,330 1,302
Federal Home Loan Mortgage Multifamily Structured PTC
Series K753, Class A1, 4.60%, 6/25/30  3,867 3,907
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM, 1M TSFR + 1.864%, 6.177%,
5/15/26 (1) 3,122 2,798
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.253%,
5/15/37 (1) 5,885 5,887
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 6.153%,
9/15/41 (1) 3,055 3,066
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM, 1M TSFR + 2.214%, 6.526%,
9/15/29 (1) 3,975 3,448
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM, 1M TSFR + 2.134%, 6.446%,
10/15/33 (1) 8,240 8,158
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM, 1M TSFR + 2.534%, 6.846%,
10/15/33 (1) 6,310 6,215
KIND Trust
Series 2021-KIND, Class C, ARM, 1M TSFR + 1.864%, 6.184%,
8/15/38 (1) 8,406 8,296
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS, 4.021%, 3/10/50 (1) 4,905 4,648
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.903%,
5/15/41 (1) 6,250 6,211
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 5.527%,
4/15/38 (1) 8,836 8,828
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (1) 9,590 8,631
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM, 1M TSFR + 1.064%, 5.376%,
3/15/36 (1) 11,219 11,013

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM, 1M TSFR + 1.214%, 5.526%,
3/15/36 (1) 6,005 5,819
RLGH Trust
Series 2021-TROT, Class A, ARM, 1M TSFR + 0.914%, 5.226%,
4/15/36 (1) 5,580 5,555
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 6.053%,
5/15/39 (1) 4,880 4,878
TX Trust
Series 2024-HOU, Class B, ARM, 1M TSFR + 2.091%, 6.403%,
6/15/39 (1) 6,490 6,512
181,696
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM, 4.00%, 10/1/34 (1) 6,333 6,300
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM, 2.75%, 7/25/57 (1) 47 47
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 350 345
6,692
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $356,951) 345,633
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  6.5%
U.S. Government Agency Obligations  5.5%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,261 3,022
5.50%, 10/1/38  17 18
6.00%, 9/1/34 - 9/1/35  272 284
7.00%, 3/1/39  413 433
7.50%, 6/1/38  356 373
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.719%, 10/1/33  — —
1Y CMT + 2.347%, 6.681%, 11/1/34  49 51
RFUCCT1Y + 1.625%, 6.848%, 4/1/37  4 4
RFUCCT1Y + 1.625%, 7.26%, 6/1/38  111 113
RFUCCT1Y + 1.625%, 7.457%, 6/1/38  17 17
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  30 31
RFUCCT1Y + 1.733%, 6.733%, 2/1/37  19 19
RFUCCT1Y + 1.733%, 7.608%, 10/1/36  54 55
RFUCCT1Y + 1.741%, 7.027%, 5/1/38  56 57
RFUCCT1Y + 1.775%, 7.232%, 5/1/37  24 25

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  18 19
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  18 18
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  45 46
RFUCCT1Y + 1.961%, 6.461%, 2/1/33  1 1
RFUCCT1Y + 1.975%, 6.85%, 2/1/34  1 1
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  28 29
RFUCCT1Y + 2.083%, 6.582%, 2/1/38  116 120
RFUCCT1Y + 2.22%, 7.183%, 2/1/37  29 30
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  4,464 3,935
2.50%, 1/1/52  7,513 6,346
3.00%, 11/1/34 - 6/1/52  9,997 8,763
4.00%, 12/1/49 - 2/1/50  1,785 1,698
4.50%, 5/1/50 - 9/1/52  18,671 18,019
5.00%, 12/1/41  1,426 1,444
5.50%, 8/1/53 - 10/1/54  8,343 8,419
6.00%, 9/1/53 - 12/1/54  12,168 12,439
6.50%, 9/1/54 - 1/1/55  2,619 2,704
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.436%, 7/1/27  1 1
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  20 20
RFUCCT1Y + 1.539%, 7.029%, 7/1/35  20 20
RFUCCT1Y + 1.584%, 6.645%, 12/1/35  49 50
RFUCCT1Y + 1.655%, 7.53%, 8/1/37  8 8
RFUCCT1Y + 1.672%, 6.672%, 2/1/33  2 2
RFUCCT1Y + 1.674%, 6.916%, 7/1/34  3 3
RFUCCT1Y + 1.715%, 6.56%, 12/1/32  19 19
RFUCCT1Y + 1.715%, 6.715%, 10/1/32  12 12
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  7 7
RFUCCT1Y + 1.78%, 6.405%, 1/1/34  10 10
RFUCCT1Y + 1.788%, 6.538%, 5/1/38  26 27
RFUCCT1Y + 1.83%, 6.988%, 4/1/38  60 61
RFUCCT1Y + 1.83%, 7.58%, 8/1/38  3 3
RFUCCT1Y + 1.853%, 7.603%, 8/1/38  10 11
RFUCCT1Y + 1.853%, 7.631%, 8/1/38  49 51
RFUCCT1Y + 1.892%, 6.807%, 12/1/35  18 18
RFUCCT1Y + 1.906%, 7.281%, 5/1/38  66 67
RFUCCT6M + 1.371%, 6.741%, 10/1/33  172 174
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,301 1,858
2.50%, 1/1/52 - 1/1/54  11,433 9,622
3.00%, 9/1/28 - 2/1/35  3,694 3,566

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 12/1/45 - 1/1/52  10,382 9,496
4.00%, 1/1/47 - 9/1/52  15,938 14,998
4.50%, 5/1/41 - 1/1/50  9,502 9,353
5.00%, 6/1/35 - 9/1/54  41,239 40,742
5.50%, 7/1/34 - 10/1/54  28,000 28,302
6.00%, 3/1/34 - 6/1/54  11,987 12,415
6.50%, 7/1/32 - 1/1/55  60,785 62,768
262,217
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
2.00%, 3/20/52  481 395
3.00%, 9/20/47  5,890 5,304
3.50%, 8/20/44 - 7/20/52  12,027 11,097
4.00%, 9/20/45 - 10/20/52  4,325 4,108
5.00%, 12/20/34 - 5/20/48  5,091 5,125
5.50%, 9/15/45 - 2/20/49  2,097 2,154
6.00%, 7/15/36  968 1,009
Government National Mortgage Assn., TBA (7)
5.00%, 3/20/55  3,340 3,298
5.50%, 3/20/55  12,345 12,376
44,866
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $314,960) 307,083
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  22.0%
U.S. Treasury Obligations  22.0%
U.S. Treasury Notes, 3.50%, 9/30/26 (8) 47,400 47,022
U.S. Treasury Notes, 4.125%, 10/31/26  225,700 226,053
U.S. Treasury Notes, 4.125%, 1/31/27  364,790 365,588
U.S. Treasury Notes, 4.125%, 2/28/27  18,285 18,333
U.S. Treasury Notes, 4.25%, 11/30/26  258,485 259,495
U.S. Treasury Notes, 4.25%, 12/31/26  76,180 76,501
U.S. Treasury Notes, 4.25%, 1/15/28  46,490 46,839
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $1,036,463) 1,039,831
SHORT-TERM INVESTMENTS  3.6%
Commercial Paper  1.7%
4(2)  1.7% (9)
Arrow Electronics, 4.753%, 3/12/25  13,565 13,544

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Brunswick, 4.905%, 3/6/25  15,430 15,418
Crown Castle International, 4.819%, 3/13/25  13,375 13,352
CVS Health, 5.049%, 4/7/25  13,295 13,229
FMC, 5.072%, 3/28/25  13,040 12,988
Harley-Davidson Financial Services, 4.894%, 4/2/25  12,565 12,511
81,042
Money Market Funds  1.9%
T. Rowe Price Government Reserve Fund, 4.41% (10)(11) 89,131 89,131
89,131
Total Short-Term Investments
(Cost $170,177) 170,173
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.41% (10)(11) 49,142 49,142
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 49,142
Total Securities Lending Collateral
(Cost $49,142) 49,142

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Swap
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S43, 5 Year Index,
12/20/29), Pay 1.00%
Quarterly, Receive upon
credit default, 3/19/25 @
0.48%* (12) 1 478,690 619
Total Options Purchased (Cost $309) 619
Total Investments in Securities 101.9%
(Cost $4,824,888) $ 4,817,188
Other Assets Less Liabilities (1.9)% (89,149)
Net Assets 100.0% $ 4,728,039
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,663,967 and represents 35.2% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $13,752 and represents 0.3% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) All or a portion of this security is on loan at February 28, 2025.
(7) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $15,674 and represents 0.3% of net assets.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(8) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $81,042 and represents 1.7% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
(12) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
OTC Over-the-counter
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT6M Six month Refinitiv USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year
Index, 12/20/29), Pay
1.00% Quarterly, Receive
upon credit default,
3/19/25 @ 0.55%* 1 478,690 (140)
Total Options Written (Premiums $(57)) $ (140)

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 99 U.S. Treasury Notes five year contracts 6/25 (10,686) $ (85)
Short, 1,220 U.S. Treasury Notes ten year
contracts 6/25 (135,534) (1,460)
Long, 6,882 U.S. Treasury Notes two year
contracts 6/25 1,424,359 4,453
Short, 223 Ultra U.S. Treasury Bonds contracts 6/25 (27,680) (216)
Short, 312 Ultra U.S. Treasury Notes ten year
contracts 6/25 (35,646) (192)
Net payments (receipts) of variation margin to date (1,144)
Variation margin receivable (payable) on open futures contracts $ 1,356

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ — $ — $ 2,359++
Totals $ —# $ — $ 2,359+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 83,789  ¤  ¤ $ 138,273
Total $ 138,273^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,359 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $138,273.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Short-Term Bond Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,344,453 $ — $ 3,344,453
Asset-Backed Securities — 899,302 7,866 907,168
Non-U.S. Government
Mortgage-Backed Securities — 339,747 5,886 345,633
Short-Term Investments 89,131 81,042 — 170,173
Securities Lending Collateral 49,142 — — 49,142
Options Purchased — 619 — 619
Total Securities 138,273 4,665,163 13,752 4,817,188
Futures Contracts* 4,453 — — 4,453
Total $ 142,726 $ 4,665,163 $ 13,752 $ 4,821,641
Liabilities
Options Written $ — $ 140 $ — $ 140
Futures Contracts* 1,953 — — 1,953
Total $ 1,953 $ 140 $ — $ 2,093
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Short-Term Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F55-054Q3 02/25
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.